Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Mar. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	$ 57,536
Total fair value of plan assets	8,908
Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		$ 57,146
Total fair value of plan assets		8,759
Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	8,909
Other pending transactions	(1)
Total fair value of plan assets	8,908
Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		8,760
Total fair value of plan assets		8,760
Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	56,928
Accrued income	608
Total fair value of plan assets	57,536
Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		56,465
Accrued income		681
Total fair value of plan assets		57,146
Other | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	1,404
Other | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		1,298
Measured At Net Asset Value | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	1,725
Total fair value of plan assets	1,725
Measured At Net Asset Value | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		1,720
Total fair value of plan assets		1,720
Cash and Cash Equivalents | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	246
Cash and Cash Equivalents | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		323
Cash and Cash Equivalents | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	834
Cash and Cash Equivalents | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		989
Cash and Cash Equivalents | Measured At Net Asset Value | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	49
Cash and Cash Equivalents | Measured At Net Asset Value | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		72
US Government Agencies Debt Securities | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	1,692
US Government Agencies Debt Securities | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		1,613
US Government Agencies Debt Securities | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	4,238
US Government Agencies Debt Securities | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		3,770
Collateralized mortgage securities | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	1,032
Collateralized mortgage securities | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		2,537
Corporate Debt Securities | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	49,420
Corporate Debt Securities | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		47,871
Common stock | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	3,599
Common stock | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		3,561
Foreign Stock | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	183
Foreign Stock | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		132
American Depository Receipts | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	1,429
American Depository Receipts | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		1,387
Preferred American Depository Receipts | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	12
Preferred American Depository Receipts | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		20
Real Estate Investment Trusts | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	72
Real Estate Investment Trusts | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		76
Open Ended Mutual Funds | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	1,676
Open Ended Mutual Funds | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		1,648
Open Ended Mutual Funds | Measured At Net Asset Value | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	1,676
Open Ended Mutual Funds | Measured At Net Asset Value | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		1,648
Quoted Prices In Active Markets (Level 1) | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	6,173
Other pending transactions	(1)
Total fair value of plan assets	6,172
Quoted Prices In Active Markets (Level 1) | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		6,023
Total fair value of plan assets		6,023
Quoted Prices In Active Markets (Level 1) | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	4,629
Accrued income	608
Total fair value of plan assets	5,237
Quoted Prices In Active Markets (Level 1) | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		4,215
Accrued income		681
Total fair value of plan assets		4,896
Quoted Prices In Active Markets (Level 1) | Other | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	172
Quoted Prices In Active Markets (Level 1) | Other | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		100
Quoted Prices In Active Markets (Level 1) | Cash and Cash Equivalents | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	27
Quoted Prices In Active Markets (Level 1) | Cash and Cash Equivalents | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		15
Quoted Prices In Active Markets (Level 1) | Cash and Cash Equivalents | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	219
Quoted Prices In Active Markets (Level 1) | Cash and Cash Equivalents | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		345
Quoted Prices In Active Markets (Level 1) | US Government Agencies Debt Securities | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	851
Quoted Prices In Active Markets (Level 1) | US Government Agencies Debt Securities | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		832
Quoted Prices In Active Markets (Level 1) | US Government Agencies Debt Securities | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	4,238
Quoted Prices In Active Markets (Level 1) | US Government Agencies Debt Securities | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		3,770
Quoted Prices In Active Markets (Level 1) | Common stock | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	3,599
Quoted Prices In Active Markets (Level 1) | Common stock | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		3,561
Quoted Prices In Active Markets (Level 1) | Foreign Stock | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	183
Quoted Prices In Active Markets (Level 1) | Foreign Stock | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		132
Quoted Prices In Active Markets (Level 1) | American Depository Receipts | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	1,429
Quoted Prices In Active Markets (Level 1) | American Depository Receipts | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		1,387
Quoted Prices In Active Markets (Level 1) | Preferred American Depository Receipts | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	12
Quoted Prices In Active Markets (Level 1) | Preferred American Depository Receipts | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		20
Quoted Prices In Active Markets (Level 1) | Real Estate Investment Trusts | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	72
Quoted Prices In Active Markets (Level 1) | Real Estate Investment Trusts | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		76
Level 2 | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	1,011
Total fair value of plan assets	1,011
Level 2 | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		1,017
Total fair value of plan assets		1,017
Level 2 | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	52,299
Total fair value of plan assets	52,299
Level 2 | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		52,250
Total fair value of plan assets		52,250
Level 2 | Other | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	1,232
Level 2 | Other | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		1,198
Level 2 | Cash and Cash Equivalents | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	170
Level 2 | Cash and Cash Equivalents | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		236
Level 2 | Cash and Cash Equivalents | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	615
Level 2 | Cash and Cash Equivalents | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		644
Level 2 | US Government Agencies Debt Securities | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	841
Level 2 | US Government Agencies Debt Securities | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		781
Level 2 | Collateralized mortgage securities | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	1,032
Level 2 | Collateralized mortgage securities | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		2,537
Level 2 | Corporate Debt Securities | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets	$ 49,420
Level 2 | Corporate Debt Securities | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		$ 47,871